INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal state and local					$ 0	$ 0
Total current					0	0
Deferred:
Federal State and local benefit					(2,945,915)	(1,129,273)
Net operating loss, net of state tax effect					(107,011)	(84,070)
Meals and entertainment					4,506	2,183
Stock based expenses					124,124	235,256
Impairment					199,473	0
Amortization					182,411	0
Other					61,472	84,071
Allowance					2,480,939	891,833
Total benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0